Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	February 2012
Distribution Date	3/15/2012
Transaction Month	5
30/360 Days	30
Actual/360 Days	29

I.  ORIGINAL DEAL PARAMETERS

Cut off Date:		September 16, 2011			`
Closing Date:		October 5, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$ 1,109,375,752.57	63,426	4.38%	55.82
Original Adj. Pool Balance:		$ 1,085,695,587.42

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$ 230,000,000.00	20.732%	0.34292%		October 15, 2012
Class A-2 Notes	Fixed	$ 315,000,000.00	28.394%	0.62000%		July 15, 2014
Class A-3 Notes	Fixed	$ 270,000,000.00	24.338%	0.83000%		December 15, 2015
Class A-4 Notes	Fixed	$ 189,260,000.00	17.060%	1.30000%		February 15, 2018
Total Securities		$ 1,004,260,000.00	90.525%

Overcollateralization		$ 81,435,587.42	7.341%
YSOA		$ 23,680,165.15	2.135%
Total Original Pool Balance		$ 1,109,375,752.57	100.00%

II.  POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$82,045,414.31	0.3567192	$49,373,613.76	0.2146679	$32,671,800.55
Class A-2 Notes	$315,000,000.00	1.0000000	$315,000,000.00	1.0000000	$-
Class A-3 Notes	$270,000,000.00	1.0000000	$270,000,000.00	1.0000000	$-
Class A-4 Notes	$189,260,000.00	1.0000000	$189,260,000.00	1.0000000	$-
Total Securities	$856,305,414.31	0.8526730	$823,633,613.76	0.8201398	$32,671,800.55

Weighted Avg. Coupon (WAC)	4.39%		4.39%
Weighted Avg. Remaining Maturity (WARM)	51.77		50.85
Pool Receivables Balance	$971,137,545.34		$940,343,418.25
Remaining Number of Receivables	60,108		59,322

Adjusted Pool Balance	$951,496,168.34		$921,560,023.23

III. COLLECTIONS

Principal:
Principal Collections	$29,956,099.33
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$559,369.78
Total Principal Collections	$30,515,469.11

Interest:
Interest Collections	$3,542,088.96
Late Fees & Other Charges	$44,293.00
Interest on Repurchase Principal	$-
Total Interest Collections	$3,586,381.96

Collection Account Interest	$4,007.41
Reserve Account Interest	$719.76
Servicer Advances	$-

Total Collections	$34,106,578.24

1 of 3

Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	February 2012
Distribution Date	3/15/2012
Transaction Month	5
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$34,106,578.24
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$34,106,578.24

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$809,281.29		$809,281.29	$809,281.29
Collection Account Interest					$4,007.41
Late Fees & Other Charges					$44,293.00
Total due to Servicer					$857,581.70

2. Class A Noteholders Interest:
Class A-1 Notes		$22,664.32		$22,664.32
Class A-2 Notes		$162,750.00		$162,750.00
Class A-3 Notes		$186,750.00		$186,750.00
Class A-4 Notes		$205,031.67		$205,031.67

Total interest:		$577,195.99		$577,195.99	$577,195.99

Available Funds Remaining:					$32,671,800.55

3. Principal Distribution Amount:					$32,671,800.55

	Distributable Amount	Paid Amount
Class A-1 Notes		$32,671,800.55
Class A-2 Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	35,296,315.81	$32,671,800.55
Total Noteholders Principal		$32,671,800.55

4. Available Amounts Remaining to reserve account			0.00

5. Trustee Expenses			0.00

6. Remaining Available Collections Released to Certificateholder			0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$19,641,377.00
Beginning Period Amount	$19,641,377.00
Current Period Amortization	$857,981.98
Ending Period Required Amount	$18,783,395.02
Ending Period Amount	$18,783,395.02
Next Distribution Date Required Amount	$17,945,329.40

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,428,477.94
Beginning Period Amount	$5,428,477.94
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,428,477.94
Ending Period Amount	$5,428,477.94

VII. OVERCOLLATERALIZATION

Overcollateralization Target	11.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$ 95,190,754.03	$ 97,926,409.47	$ 100,550,924.73
Overcollateralization as a % of Adjusted Pool		10.00%	10.63%	10.91%

2 of 3

Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	February 2012
Distribution Date	3/15/2012
Transaction Month	5
30/360 Days	30
Actual/360 Days	29

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.35%	58,937	99.25%	$933,334,219.49
30 - 60 Days	0.49%	293	0.57%	$5,378,350.16
61 - 90 Days	0.13%	79	0.15%	$1,400,365.69
91 + Days	0.02%	13	0.02%	$230,482.91
		59,322		$940,343,418.25
Total
Delinquent Receivables 61 + days past due	0.16%	92	0.17%	$1,630,848.60
Delinquent Receivables 61 + days past due	0.19%	117	0.22%	$2,170,015.02
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.17%	102	0.19%	$1,894,375.07
Three-Month Average Delinquency Ratio	0.17%		0.20%

Repossession in Current Period		52		$989,008.59
Repossession Inventory		57		$804,549.49

Charge-Offs
Gross Principal of Charge-Off for Current Period				$838,027.76
Recoveries				$(559,369.78)
Net Charge-offs for Current Period				$278,657.98

Beginning Pool Balance for Current Period				$971,137,545.34

Net Loss Ratio				0.34%
Net Loss Ratio for 1st Preceding Collection Period				0.47%
Net Loss Ratio for 2nd Preceding Collection Period				0.36%
Three-Month Average Net Loss Ratio for Current Period				0.39%

Cumulative Net Losses for All Periods				$1,099,680.87
Cumulative Net Losses as a % of Initial Pool Balance				0.10%

Principal Balance of Extensions				$2,309,251.62
Number of Extensions				117

3 of 3